United States
Securities and Exchange Commission
Washington, D.D. 20549

Form 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: December 31, 2005
Check here if amendment [ ]; Amendment Number
This Amendment (Check only one.) [ ] is a restatement
                                 [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:    Meridian Management Company
Address: 11300 Cantrell Rd., Suite 200
         Little Rock, AR 72212

13F File Number 28-1491

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and table, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:   Diana Hinojosa
Title:  Vice President
Phone:  (501)663-7055
Signature, Place, and Date of Signing:

	Diana Hinojosa	Little Rock, Arkansas February 13, 2006
Report Type (Check only one.):

[ X ]	13F HOLDINGS REPORT
[   ]	13F NOTICE
[   ]	13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.
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
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579y101     1438    18555 SH       Sole                    18555
Acxiom Corp                    COM              005125109      212     9200 SH       Sole                     9200
Alltel Corp                    COM              020039103      910    14425 SH       Sole                    14425
Amgen Inc                      COM              031162100     2108    26732 SH       Sole                    26732
Anadarko Pete Corp             COM              032511107      265     2800 SH       Sole                     2800
Anheuser Busch Cos             COM              035229103      258     6000 SH       Sole                     6000
BJ Services                    COM              055482103     1767    48200 SH       Sole                    48200
BP Amoco PLC ADR               COM              055622104      426     6636 SH       Sole                     6636
Bristol Myers Squibb           COM              110122108      277    12035 SH       Sole                    12035
Caremark Rx Inc                COM              141705103     2117    40884 SH       Sole                    40884
Carnival Corp                  COM              143658300     1238    23150 SH       Sole                    23150
Caterpillar Inc                COM              149123101     1722    29816 SH       Sole                    29816
Cisco Systems Inc              COM              17275r102     1666    97327 SH       Sole                    97327
Citigroup Inc.                 COM              172967101     1893    39004 SH       Sole                    39004
Citizens Holding Co            COM              174715102     1045    46327 SH       Sole                    46327
Coca Cola Co                   COM              191216100      629    15600 SH       Sole                    15600
EMC Corp.                      COM              268648102     1515   111252 SH       Sole                   111252
Electronic Arts                COM              285512109     1486    28400 SH       Sole                    28400
Exxon Mobil Corp               COM              302290101     1371    24403 SH       Sole                    24403
First Data Corp.               COM              319963104     1778    41330 SH       Sole                    41330
Flextronics Int'l              COM              y2573f102      860    82375 SH       Sole                    82375
General Electric Co.           COM              369604103     3052    87087 SH       Sole                    87087
International Business Machine COM              459200101     2061    25075 SH       Sole                    25075
Kohls Corp                     COM              500255104      665    13675 SH       Sole                    13675
L3 Communications              COM              502424104     1686    22675 SH       Sole                    22675
Lowes Cos Inc                  COM              548661107     2273    34100 SH       Sole                    34100
Medtronic Inc                  COM              585055106     1295    22494 SH       Sole                    22494
Microsoft Corp                 COM              594918104     1573    60160 SH       Sole                    60160
Norwood Abbey Limited          COM              019619664       33    96000 SH       Sole                    96000
Oracle Corp                    COM              68389X105     1280   104823 SH       Sole                   104823
Pepsico Inc                    COM              713448108     1375    23275 SH       Sole                    23275
Pfizer Inc                     COM              717081103     1543    66152 SH       Sole                    66152
Pitney Bowes Inc               COM              724479100      693    16400 SH       Sole                    16400
Quest Diagnostics Inc.         COM              74834L100     2007    38990 SH       Sole                    38990
Schlumberger Ltd               COM              806857108     2259    23250 SH       Sole                    23250
Scotts Companies               COM              810186106     2142    47350 SH       Sole                    47350
Tellabs Inc                    COM              879664100      268    24550 SH       Sole                    24550
Texas Instrs Inc               COM              882508104     1587    49493 SH       Sole                    49493
Tyco Intl LTD New              COM              902124106     1499    51937 SH       Sole                    51937
United Parcel Service          COM              911312106     1395    18560 SH       Sole                    18560
United Technologies            COM              913017109     2376    42492 SH       Sole                    42492
Wal Mart Stores Inc            COM              931142103     4070    86960 SH       Sole                    86960
Wyeth                          COM              983024100     1604    34825 SH       Sole                    34825
Zebra Technologies Corp Cl A   COM              989207105      234     5450 SH       Sole                     5450
Zimmer Holdings, Inc.          COM              98956p102      227     3360 SH       Sole                     3360
iShares Russell 1000 Index Fun IDX              464287598      329 4861.083 SH       Sole                 4861.083
iShares Russell 2000 Growth In IDX              464287648     1638 23520.000 SH      Sole                23520.000
iShares Russell 2000 Index Fun IDX              464287655     1944 29141.141 SH      Sole                29141.141
iShares S & P 500              IDX              464287200      418 3355.000 SH       Sole                 3355.000
ishares Dow Jones Select Divid IDX              464287168      757 12350.000 SH      Sole                12350.000
ishares Dow Jones US Health Ca IDX              464287762      202 3200.000 SH       Sole                 3200.000
ishares EAFE Index             IDX              464287465     3368 56674.000 SH      Sole                56674.000
ishares Russell 1000 Growth In IDX              464287614     1113 21813.000 SH      Sole                21813.000

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 53

Form 13F Information Tablle Value Total: $71,945
List of Other Included Managers:
No.		13F File Number		Name

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